UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2005




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA S&P 500 INDEX FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2005



[LOGO OF USAA]
   USAA(R)

                         USAA S&P 500
                                INDEX Fund

                                 [GRAPHIC OF USAA S&P 500 INDEX FUND]

                        S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
      JUNE 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                              2

MANAGER'S COMMENTARY                                                    4

INVESTMENT OVERVIEW                                                     9

FINANCIAL INFORMATION

  Portfolio of Investments                                             14

  Notes to Portfolio of Investments                                    34

  Financial Statements                                                 35

  Notes to Financial Statements                                        38

EXPENSE EXAMPLE                                                        50

ADVISORY AGREEMENTS                                                    52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                            AS WE MOVE INTO THE SECOND HALF
[PHOTO OF CHRISTOPHER W. CLAUS]               OF THE YEAR, 2005 SEEMS MORE
                                                  AND MORE LIKE 2004.

                                                           "

                                                                       July 2005
--------------------------------------------------------------------------------

                 As we move into the second half of the year, 2005 seems more and more like 2004. For 10 months last year, the equity markets remained relatively flat as investors worried about job creation, earnings growth, and potential terrorist attacks during the Olympics, the Democratic and Republican national conventions, and the presidential election itself. Only after the cloud of uncertainty was lifted did the markets rally in the final two months of the year.

                 In 2005, uncertainty has once again kept equity performance in check. The issue at hand is the Federal Reserve Board's (the Fed's) policy on short-term interest rates. Stockholders may not see a significant increase in equity prices until a clearer picture of the Fed's intentions emerges. In our opinion, the Fed will continue its program of measured rate increases until near year-end.

                 Another element of uncertainty is the price of oil. If oil prices stay above $60 a barrel, they are likely to slow the global economy and undermine corporate earnings. Currently the U.S. economy is on solid footing, although the manufacturing sector has shown some weakness. We expect to see gradual job growth. Corporate earnings should remain in line with or above market expectations, though slower in our year-over-year comparisons. We also believe inflation is under control - except at the gas pump.

                 Long-term interest rates will influence what happens in the stock market and dictate what happens in the bond market. Although the Fed sets short-term rates, market sentiment controls longer-term rates. Bond investors have kept rates low because they seem to think the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Fed is approaching the end of its tightening cycle and that it can keep a lid on inflation.

                 For investors in index funds whose returns are based on the performance of the overall market or a particular sector, the current uncertainty demands the same patience they exhibited in 2004. Those who waited for the stock market to come to them received most of their gains in November and December.

                 For investors looking for a unique approach to asset diversification, USAA has created the USAA Total Return Strategy FundSM. With strict risk parameters assigned to each asset class, this Fund complements almost any portfolio. Its goal is to be fully invested in either the stock market or bond market only when one of these markets appears to offer a compelling risk/reward opportunity. Otherwise, the Fund will be invested in money market instruments. As a result, it can limit exposure to the stock and bond markets during severe market corrections.

                 At USAA, we are proud to continue offering valuable investment options to shareholders. From all of us here, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 THE USAA TOTAL RETURN STRATEGY FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO HOLDINGS REGULARLY WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL GAINS AND A LOWER RETURN. THE FUND UTILIZES A FOCUSED INVESTMENT STRATEGY WHICH MAY INCREASE THE VOLATILITY OF THE FUND'S INVESTMENT RESULTS. THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED. O AT ANY GIVEN TIME, SUBSTANTIALLY ALL OF THE USAA TOTAL RETURN STRATEGY FUND'S ASSETS WILL BE INVESTED IN EITHER (1) STOCK-BASED EXCHANGE-TRADED FUNDS (ETFS); (2) INVESTMENT-GRADE BONDS THROUGH ETFS OR DIRECT INVESTMENT; OR (3) CASH EQUIVALENTS THROUGH DIRECT INVESTMENT IN MONEY MARKET INSTRUMENTS OR A MONEY MARKET FUND.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM OVER THE FIRST HALF OF 2005?

                 THE USAA S&P 500 Index Fund closely tracked its benchmark, the S&P 500 Index, for the six months ended June 30, 2005. The Fund produced a return of -0.87% (Member Shares) and -0.84% (Reward Shares) for the period, as compared to -0.81% for the benchmark. The Fund modestly outperformed its peers as measured by the Lipper S&P 500 Index Funds Average annual return of -1.06%. The Lipper S&P 500 Index Funds Average is the average performance level of all funds that attempt to replicate the performance of the S&P 500 Index, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds. The broad-based S&P 500 Index is a group of large-company stocks that is not available for direct investment.

WHAT WERE THE PRIMARY FACTORS AFFECTING THE U.S. EQUITY MARKETS DURING THE
PERIOD?
                 Despite strong performance in 2004, rising 10.87%, the S&P 500 Index finished the first quarter of 2005 down -2.15%. Growth stocks outpaced value stocks during the same period. The S&P 500/Barra Growth Index returned -1.86% versus -2.43% for

                 S&P 500/BARRA VALUE INDEX IS DESIGNED TO DIFFERENTIATE BETWEEN FAST GROWING COMPANIES AND SLOWER GROWING OR UNDERVALUED COMPANIES. STANDARD & POOR'S AND BARRA COOPERATE TO EMPLOY A PRICE-TO-BOOK-VALUE CALCULATION, WHEREBY THE MARKET CAPITALIZATION OF AN INDEX (S&P 500, S&P MIDCAP 400, S&P SMALLCAP 600) IS DIVIDED EQUALLY BETWEEN GROWTH AND VALUE.

                 S&P 500/BARRA GROWTH INDEX IS DESIGNED TO DIFFERENTIATE BETWEEN FAST GROWING COMPANIES AND SLOWER GROWING OR UNDERVALUED COMPANIES. STANDARD & POOR'S AND BARRA COOPERATE TO EMPLOY A PRICE-TO-BOOK-VALUE CALCULATION, WHEREBY THE MARKET CAPITALIZATION OF AN INDEX (S&P 500, S&P MIDCAP 400, S&P SMALLCAP 600) IS DIVIDED EQUALLY BETWEEN GROWTH AND VALUE.

                 THE S&P SMALLCAP 600 INDEX CONSISTS OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

                 THE S&P MIDCAP 400 INDEX CONSISTS OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 the S&P 500/Barra Value Index. Small- and mid-cap securities performed better during the first quarter than they did at the end of 2004, although still posting negative returns. The S&P SmallCap 600 Index lost 2.07% during the first three months of 2005, and the S&P MidCap 400 Index returned -0.40%.

                 The first quarter of 2005 was dominated by a strong rally in oil prices and two more interest hikes by the Federal Reserve Board (the Fed). As a result, the vast majority of U.S. equity indexes posted negative returns during the same period. After reaching a high of $57.60 per barrel in mid-March, crude oil retreated modestly and finished the quarter above the $50 mark.

                 The consumer price index rose 0.4% in February versus a modest 0.1% gain in January. The Fed, stating that "pressures of inflation have picked up in recent months," raised rates by 0.25% on February 2 and again on March 22, bringing the federal funds rate to 2.75% at the end of the quarter.

                 Gross domestic product (GDP) increased at an annual rate of 3.8% in the fourth quarter of 2004, while markets expected a 4.0% reading. After a long decline, the U.S. dollar managed to post some gains during the first quarter of the year, rising 4.38% and 1.57% against the euro and the British pound, respectively. Against the Japanese yen and during the same period, the U.S. dollar gained 4.38%.

                 The S&P 500 Index finished the second quarter up 1.37%. Value stocks outpaced growth stocks during the period, with the S&P 500/Barra Value Index returning 2.58% versus 0.14% for the S&P 500/Barra Growth Index. Small- and mid-cap securities performed better during the second quarter than they did in the first, posting positive returns.

                 The Fed increased the federal funds rate twice during the last quarter, on May 3 and June 30, bringing rates to 3.25% at the

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 end of the quarter. Market participants expected both rate hikes but did not welcome comments from the Fed stating that rate increases will continue at a "measured" pace.

                 Oil extended its strong rally, temporarily moving above $60 per barrel in June, reacting to increasing demand from Asia as well as fears of insufficient refining and production capabilities. However, higher interest rates and oil prices reaching all-time highs did not prevent equity markets from posting gains for the quarter.

                 GDP for the first quarter of 2005 grew 3.8% quarter-on-quarter, matching the performance of the fourth quarter of 2004, and providing some confirmation that the Fed tightening is having its desired effect.

                 The U.S. auto industry was in the spotlight and came under pressure after rating agencies downgraded Ford and General Motors, in some cases to below investment grade. The two auto manufacturers have been suffering from reduced market shares and high pension costs.

WHICH SECTORS AND STOCKS WITHIN THE S&P 500 INDEX WERE THE BEST AND WORST PERFORMERS?

                 The energy and utilities sectors posted the best performance in the first quarter, gaining 17.58% and 5.42%, respectively. However, the strong performance of these sectors was not enough to bring the index into positive territory, since energy stocks accounted for only 8.03% of the index and utilities accounted for just 3.06%. The two largest sectors in the S&P 500 Index ended the quarter with sharp losses. The financial sector (20.42% of the index) lost 6.38%, and information technology (15.44% of the index) lost 7.33%. The worst performing sector for the first quarter of 2005 was Telecomm Services, losing 7.78%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-33.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In the second quarter, the utilities and financials sectors posted the best performance, gaining 9.31% and 4.33%, respectively. The health care sector, which represented 13.49% of the index, was also positive for the quarter, posting a return of 4.13%. The increase in the energy sector continued through the second quarter as the sector, which represented 8.56% of the index, gained 1.99%. The worst performing sector for the second quarter of 2005 was materials, which lost 9.47%.

WHAT WERE THE MAJOR CHANGES TO THE S&P 500 INDEX DURING THE PERIOD?

                 In March 2004, Standard & Poor's joined other major market index providers in announcing that it would be making a two-part "float adjustment" to the S&P 500 Index in 2005. Standard & Poor's implemented the first phase on March 18, 2005, and the second and final phase will take place on September 16, 2005. This significant event, which is expected to create 3% to 5% turnover within the index, means that closely held shares that are not widely traded--mainly those owned by company insiders--will no longer be counted as equity market capitalization for S&P 500 Index companies when this changeover in index composition is completed.

                 Thus far, the re-weighting has resulted in 105 names experiencing a weight reduction while the remaining 395 securities saw their weight increase. The largest adjustment affected Wal-Mart Stores, with a weight reduction of 0.80%. The S&P 500 Index additions and deletions during the first half of 2005 were as follows:

                   ADDITIONS                    DELETIONS                DATE
                   ---------                    ---------                ----
               Sears Holdings Corp.        Sears, Roebuck & Co.     March 24, 2005
           National Oilwell Varco, Inc.       Power-One, Inc.       March 11, 2005
             Molson Coors Brewing Co.        Adolph Coors Co.      February 8, 2005

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT INVESTMENT STRATEGIES DO YOU INTEND TO PURSUE IN THE FUND?

                 As managers of an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the index.

                 Thank you for your support and we will continue to work hard on your behalf.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA S&P 500 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the S&P 500 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.

MEMBER SHARES

--------------------------------------------------------------------------------
                                       6/30/05                      12/31/04
--------------------------------------------------------------------------------
Net Assets                         $2,218.1 Million             $2,230.9 Million
Net Asset Value Per Share               $17.85                       $18.15

--------------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
12/31/04 TO 6/30/05*        1 YEAR       5 YEARS       SINCE INCEPTION ON 5/1/96
--------------------------------------------------------------------------------
      -0.87%                 6.09%        -2.62%                8.44%

REWARD SHARES

--------------------------------------------------------------------------------
                                       6/30/05                      12/31/04
--------------------------------------------------------------------------------
Net Assets                          $498.7 Million               $478.2 Million
Net Asset Value Per Share               $17.85                       $18.15

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
12/31/04 to 6/30/05*                  1 YEAR           SINCE INCEPTION ON 5/1/02
--------------------------------------------------------------------------------
      -0.84%                           6.17%                     4.63%

   *TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
    SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE PERFORMANCE DATA EXCLUDES THE IMPACT OF A $10 ACCOUNT MAINTENANCE FEE THAT IS ASSESSED ON ACCOUNTS OF LESS THAN $10,000. PERFORMANCE OF MEMBER SHARES WILL VARY FROM REWARD SHARES DUE TO DIFFERENCES IN EXPENSES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         CUMULATIVE PERFORMANCE COMPARISON

   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                    USAA S&P INDEX FUND
                       S&P 500 INDEX                  -MEMBER SHARES
                       -------------                -------------------
   05/02/1996            $10000.00                        $10000.00
       May-96             10427.00                         10420.00
       Jun-96             10466.62                         10460.19
       Jul-96             10004.00                          9999.30
       Aug-96             10215.08                         10209.71
       Sep-96             10789.17                         10780.89
       Oct-96             11086.95                         11072.53
       Nov-96             11924.02                         11917.31
       Dec-96             11687.92                         11689.95
       Jan-97             12417.25                         12407.31
       Feb-97             12515.34                         12508.35
       Mar-97             12002.21                         11981.83
       Apr-97             12717.55                         12702.16
       May-97             13494.59                         13483.36
       Jun-97             14095.10                         14082.05
       Jul-97             15215.66                         15202.10
       Aug-97             14363.58                         14346.79
       Sep-97             15149.27                         15130.96
       Oct-97             14643.28                         14620.13
       Nov-97             15321.27                         15294.43
       Dec-97             15584.79                         15550.91
       Jan-98             15757.78                         15735.55
       Feb-98             16893.92                         16853.65
       Mar-98             17758.89                         17715.61
       Apr-98             17940.03                         17880.22
       May-98             17631.46                         17571.58
       Jun-98             18347.30                         18281.47
       Jul-98             18152.82                         18095.77
       Aug-98             15529.73                         15485.60
       Sep-98             16525.19                         16484.80
       Oct-98             17867.04                         17830.07
       Nov-98             18949.78                         18906.29
       Dec-98             20041.29                         20001.61
       Jan-99             20879.01                         20800.85
       Feb-99             20229.67                         20157.31
       Mar-99             21038.86                         20970.61
       Apr-99             21853.06                         21783.19
       May-99             21337.33                         21251.89
       Jun-99             22517.29                         22441.52
       Jul-99             21817.00                         21741.20
       Aug-99             21707.91                         21626.22
       Sep-99             21113.12                         21051.45
       Oct-99             22449.58                         22352.08
       Nov-99             22905.30                         22803.11
       Dec-99             24252.14                         24136.74
       Jan-00             23034.68                         22925.70
       Feb-00             22599.32                         22493.93
       Mar-00             24809.54                         24674.47
       Apr-00             24062.77                         23935.08
       May-00             23569.48                         23428.07
       Jun-00             24149.29                         23998.43
       Jul-00             23772.56                         23627.92
       Aug-00             25248.84                         25088.79
       Sep-00             23915.70                         23765.97
       Oct-00             23815.26                         23659.82
       Nov-00             21938.61                         21791.66
       Dec-00             22046.11                         21899.39
       Jan-01             22828.75                         22669.33
       Feb-01             20749.05                         20601.48
       Mar-01             19435.64                         19291.82
       Apr-01             20943.84                         20780.90
       May-01             21084.16                         20913.26
       Jun-01             20571.82                         20395.45
       Jul-01             20370.22                         20196.36
       Aug-01             19097.08                         18935.47
       Sep-01             17555.94                         17405.64
       Oct-01             17891.26                         17738.66
       Nov-01             19263.52                         19092.93
       Dec-01             19433.04                         19251.71
       Jan-02             19149.32                         18972.86
       Feb-02             18779.74                         18604.78
       Mar-02             19485.85                         19296.75
       Apr-02             18305.01                         18122.17
       May-02             18171.38                         17987.93
       Jun-02             16877.58                         16700.12
       Jul-02             15562.82                         15409.45
       Aug-02             15663.98                         15499.24
       Sep-02             13962.87                         13812.61
       Oct-02             15190.21                         15030.38
       Nov-02             16083.39                         15909.88
       Dec-02             15139.29                         14979.97
       Jan-03             14744.16                         14572.35
       Feb-03             14522.55                         14357.22
       Mar-03             14663.16                         14481.53
       Apr-03             15870.41                         15675.06
       May-03             16705.78                         16493.49
       Jun-03             16919.18                         16691.82
       Jul-03             17217.63                         16988.26
       Aug-03             17552.76                         17307.50
       Sep-03             17366.91                         17113.59
       Oct-03             18348.85                         18086.60
       Nov-03             18510.10                         18235.41
       Dec-03             19480.18                         19182.30
       Jan-04             19837.66                         19526.89
       Feb-04             20113.30                         19791.08
       Mar-04             19809.89                         19491.62
       Apr-04             19499.33                         19180.59
       May-04             19766.40                         19434.02
       Jun-04             20150.64                         19806.51
       Jul-04             19483.65                         19147.83
       Aug-04             19561.58                         19217.17
       Sep-04             19772.85                         19417.50
       Oct-04             20075.37                         19719.09
       Nov-04             20886.42                         20507.85
       Dec-04             21596.56                         21197.78
       Jan-05             21069.60                         20683.90
       Feb-05             21512.06                         21116.03
       Mar-05             21131.30                         20739.82
       Apr-05             20729.81                         20341.20
       May-05             21389.01                         20986.02
       Jun-05             21418.96                         21012.86


         [END CHART]

                      DATA FROM 5/2/96* THROUGH 6/30/05.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 `STANDARD & POOR'S(R)', `S&P(R)'', `S&P 500(R)'', `STANDARD & POOR'S 500', AND `500' ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA S&P 500 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE USAA S&P 500 INDEX FUND. O INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 *DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY
                  THE INDEX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         CUMULATIVE PERFORMANCE COMPARISON

    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                              USAA S&P 500 INDEX FUND
                  S&P 500 INDEX                   -REWARD SHARES
                  -------------               -----------------------
 4/31/02            $10000.00                        $10000.00
 5/31/02              9926.59                          9834.86
 6/30/02              9219.76                          9132.62
 7/31/02              8501.25                          8426.81
 8/31/02              8556.91                          8482.04
 9/30/02              7627.87                          7559.41
10/31/02              8298.51                          8225.87
11/30/02              8786.48                          8707.21
12/31/02              8270.55                          8200.15
 1/31/03              8054.31                          7977.01
 2/28/03              7933.28                          7859.25
 3/31/03              8010.09                          7935.34
 4/30/03              8669.58                          8582.61
 5/31/03              9125.92                          9030.72
 6/30/03              9242.49                          9144.24
 7/31/03              9405.53                          9306.64
 8/31/03              9588.59                          9481.53
 9/30/03              9487.07                          9379.66
10/31/03             10023.48                          9912.95
11/30/03             10111.57                          9994.52
12/31/03             10641.49                         10518.03
 1/31/04             10836.78                         10706.98
 2/29/04             10987.35                         10858.13
 3/31/04             10821.61                         10692.00
 4/30/04             10651.96                         10521.38
 5/31/04             10797.84                         10660.40
 6/30/04             11007.74                         10871.11
 7/31/04             10643.46                         10509.59
 8/31/04             10686.11                         10547.64
 9/30/04             10801.88                         10661.87
10/31/04             10966.90                         10821.09
11/30/04             11410.50                         11260.56
12/31/04             11798.66                         11640.03
 1/31/05             11511.07                         11357.84
 2/28/05             11753.18                         11595.13
 3/31/05             11545.27                         11389.20
 4/30/05             11326.41                         11176.74
 5/31/05             11686.48                         11530.84
 6/30/05             11703.23                         11541.98

                  [END CHART]

                      DATA FROM 5/01/02* THROUGH 6/30/05.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 *DATE REWARD SHARES WERE INTRODUCED.

12

 P O R T F O L I O
==================--------------------------------------------------------------

--------------------------------------------------------
                 TOP 10 EQUITY HOLDINGS
                    (% OF NET ASSETS)
--------------------------------------------------------

Exxon Mobil Corp.                                   3.3%

General Electric Co.                                3.3%

Microsoft Corp.                                     2.3%

Citigroup, Inc.                                     2.2%

Pfizer, Inc.                                        1.9%

Johnson & Johnson, Inc.                             1.8%

Bank of America Corp.                               1.7%

Intel Corp.                                         1.5%

Wal-Mart Stores, Inc.                               1.5%

American International Group, Inc.                  1.4%
--------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-33.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                    SECTOR ALLOCATION*
                         6/30/2005

             [PIE CHART OF SECTOR ALLOCATION]

Financials                                             20.2%
Information Technology                                 15.1%
Health Care                                            13.3%
Consumer Discretionary                                 11.4%
Industrials                                            11.1%
Consumer Staples                                       10.0%
Energy                                                  8.7%
Utilities                                               3.4%
Telecommunication Services                              3.2%
Materials                                               2.9%

                      [END CHART]

         *EXCLUDES MONEY MARKET INSTRUMENTS.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-33.

14

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               COMMON STOCKS (99.3%)

               ADVERTISING (0.2%)
     95,500    Interpublic Group of Companies, Inc.*                                          $    1,163
     46,900    Omnicom Group, Inc.                                                                 3,746
                                                                                              ----------
                                                                                                   4,909
                                                                                              ----------
               AEROSPACE & DEFENSE (2.2%)
    205,700    Boeing Co.                                                                         13,576
     49,900    General Dynamics Corp.                                                              5,466
     32,200    Goodrich Corp.                                                                      1,319
    211,100    Honeywell International, Inc.                                                       7,733
     25,200    L-3 Communications Holdings, Inc.                                                   1,930
    100,500    Lockheed Martin Corp.                                                               6,519
     83,406    Northrop Grumman Corp.                                                              4,608
    110,900    Raytheon Co.                                                                        4,338
     40,100    Rockwell Collins, Inc.                                                              1,912
    257,000    United Technologies Corp.                                                          13,197
                                                                                              ----------
                                                                                                  60,598
                                                                                              ----------
               AGRICULTURAL PRODUCTS (0.1%)
    156,080    Archer-Daniels-Midland Co.                                                          3,337
                                                                                              ----------
               AIR FREIGHT & LOGISTICS (0.9%)
     72,800    FedEx Corp.                                                                         5,897
     15,000    Ryder System, Inc.                                                                    549
    278,900    United Parcel Service, Inc. "B"                                                    19,289
                                                                                              ----------
                                                                                                  25,735
                                                                                              ----------
               AIRLINES (0.1%)
     25,500    Delta Air Lines, Inc.*                                                                 96
    188,300    Southwest Airlines, Inc.                                                            2,623
                                                                                              ----------
                                                                                                   2,719
                                                                                              ----------
               ALUMINUM (0.2%)
    216,500    Alcoa, Inc.                                                                         5,657
                                                                                              ----------
               APPAREL RETAIL (0.3%)
    193,200    Gap, Inc.                                                                           3,816
     95,000    Limited Brands, Inc.                                                                2,035
    116,100    TJX Companies, Inc.                                                                 2,827
                                                                                              ----------
                                                                                                   8,678
                                                                                              ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               APPAREL, ACCESSORIES, & LUXURY GOODS (0.2%)
     89,000    Coach, Inc.*                                                                   $    2,988
     27,539    Jones Apparel Group, Inc.                                                             855
     23,700    Liz Claiborne, Inc.                                                                   942
     28,900    V.F. Corp.                                                                          1,654
                                                                                              ----------
                                                                                                   6,439
                                                                                              ----------
               APPLICATION SOFTWARE (0.3%)
     58,600    Autodesk, Inc.                                                                      2,014
     43,600    Citrix Systems, Inc.*                                                                 944
     91,400    Compuware Corp.*                                                                      657
     46,500    Intuit, Inc.*                                                                       2,098
     23,200    Mercury Interactive Corp.*                                                            890
     49,600    Parametric Technology Corp.*                                                          317
    132,800    Siebel Systems, Inc.                                                                1,182
                                                                                              ----------
                                                                                                   8,102
                                                                                              ----------
               ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
    199,400    Bank of New York Co., Inc.                                                          5,739
     24,300    Federated Investors, Inc. "B"                                                         729
     51,000    Franklin Resources, Inc.                                                            3,926
     62,600    Janus Capital Group, Inc.                                                             941
     98,600    Mellon Financial Corp.                                                              2,829
     45,600    Northern Trust Corp.                                                                2,079
     81,700    State Street Corp.                                                                  3,942
     32,900    T. Rowe Price Group, Inc.                                                           2,060
                                                                                              ----------
                                                                                                  22,245
                                                                                              ----------
               AUTO PARTS & EQUIPMENT (0.1%)
     33,200    Dana Corp.                                                                            498
    125,200    Delphi Corp.                                                                          582
     45,400    Johnson Controls, Inc.                                                              2,557
     34,900    Visteon Corp.                                                                         211
                                                                                              ----------
                                                                                                   3,848
                                                                                              ----------
               AUTOMOBILE MANUFACTURERS (0.4%)
    456,900    Ford Motor Co.                                                                      4,679
    142,400    General Motors Corp.                                                                4,841
                                                                                              ----------
                                                                                                   9,520
                                                                                              ----------
               AUTOMOTIVE RETAIL (0.1%)
     63,700    Autonation, Inc.*                                                                   1,307
     18,200    AutoZone, Inc.*                                                                     1,683
                                                                                              ----------
                                                                                                   2,990
                                                                                              ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               BIOTECHNOLOGY (1.2%)
    312,048    Amgen, Inc.*                                                                   $   18,866
     45,500    Applera Corp. - Applied Biosystems Group                                              895
     80,910    Biogen Idec, Inc.*                                                                  2,787
     39,200    Chiron Corp.*                                                                       1,368
     62,300    Genzyme Corp.*                                                                      3,744
    104,732    Gilead Sciences, Inc.*                                                              4,607
     62,200    MedImmune, Inc.*                                                                    1,662
                                                                                              ----------
                                                                                                  33,929
                                                                                              ----------
               BREWERS (0.4%)
    188,500    Anheuser-Busch Companies, Inc.                                                      8,624
     18,200    Molson Coors Brewing Co. "B"                                                        1,128
                                                                                              ----------
                                                                                                   9,752
                                                                                              ----------
               BROADCASTING & CABLE TV (0.9%)
    133,100    Clear Channel Communications, Inc.                                                  4,117
    551,894    Comcast Corp. "A"*                                                                 16,943
     75,000    Univision Communications, Inc. "A"*                                                 2,066
                                                                                              ----------
                                                                                                  23,126
                                                                                              ----------
               BUILDING PRODUCTS (0.2%)
     48,600    American Standard Companies, Inc.                                                   2,037
    110,000    Masco Corp.                                                                         3,494
                                                                                              ----------
                                                                                                   5,531
                                                                                              ----------
               CASINOS & GAMING (0.2%)
     44,800    Harrah's Entertainment, Inc.                                                        3,229
     85,796    International Game Technology, Inc.                                                 2,415
                                                                                              ----------
                                                                                                   5,644
                                                                                              ----------
               COMMERCIAL PRINTING (0.1%)
     49,500    R.R. Donnelley & Sons Co.                                                           1,708
                                                                                              ----------
               COMMUNICATIONS EQUIPMENT (2.6%)
     28,400    ADC Telecommunications, Inc.*                                                         618
     34,300    Andrew Corp.*                                                                         438
    110,572    Avaya, Inc.*                                                                          920
    145,500    CIENA Corp.*                                                                          304
  1,598,100    Cisco Systems, Inc.*                                                               30,540
     49,600    Comverse Technology, Inc.*                                                          1,173
    353,300    Corning, Inc.*                                                                      5,872

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
    338,700    JDS Uniphase Corp.*                                                            $      515
  1,066,200    Lucent Technologies, Inc.*                                                          3,103
    593,500    Motorola, Inc.                                                                     10,837
    404,500    QUALCOMM, Inc.                                                                     13,352
     37,200    Scientific-Atlanta, Inc.                                                            1,238
    123,100    Tellabs, Inc.*                                                                      1,071
                                                                                              ----------
                                                                                                  69,981
                                                                                              ----------
               COMPUTER & ELECTRONICS RETAIL (0.3%)
     74,700    Best Buy Co., Inc.                                                                  5,121
     43,700    Circuit City Group                                                                    755
     40,100    RadioShack Corp.                                                                      929
                                                                                              ----------
                                                                                                   6,805
                                                                                              ----------
               COMPUTER HARDWARE (3.1%)
    200,800    Apple Computer, Inc.*                                                               7,391
    611,100    Dell, Inc.*                                                                        24,145
     77,900    Gateway, Inc.*                                                                        257
    721,111    Hewlett-Packard Co.                                                                16,953
    405,500    International Business Machines Corp.                                              30,088
     47,800    NCR Corp.*                                                                          1,679
    839,900    Sun Microsystems, Inc.*                                                             3,133
                                                                                              ----------
                                                                                                  83,646
                                                                                              ----------
               COMPUTER STORAGE & PERIPHERALS (0.5%)
    601,100    EMC Corp.*                                                                          8,241
     30,600    Lexmark International, Inc. "A"*                                                    1,984
     91,600    Network Appliance, Inc.*                                                            2,590
     21,100    QLogic Corp.*                                                                         651
                                                                                              ----------
                                                                                                  13,466
                                                                                              ----------
               CONSTRUCTION & ENGINEERING (0.0%)(e)
     20,100    Fluor Corp.                                                                         1,158
                                                                                              ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     83,400    Caterpillar, Inc.                                                                   7,949
     11,700    Cummins, Inc.                                                                         873
     60,300    Deere & Co.                                                                         3,949
     17,600    Navistar International Corp.*                                                         563
     42,000    PACCAR, Inc.                                                                        2,856
                                                                                              ----------
                                                                                                  16,190
                                                                                              ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               CONSTRUCTION MATERIALS (0.1%)
     21,500    Vulcan Materials Co.                                                           $    1,397
                                                                                              ----------
               CONSUMER FINANCE (1.3%)
    290,200    American Express Co.                                                               15,447
     59,000    Capital One Financial Corp.                                                         4,721
    320,400    MBNA Corp.                                                                          8,382
     66,200    Providian Financial Corp.*                                                          1,167
    108,800    SLM Corp.                                                                           5,527
                                                                                              ----------
                                                                                                  35,244
                                                                                              ----------
               DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
     31,600    Affiliated Computer Services, Inc. "A"*                                             1,615
    140,200    Automatic Data Processing, Inc.                                                     5,884
     45,200    Computer Sciences Corp.*                                                            1,975
     36,000    Convergys Corp.*                                                                      512
    129,200    Electronic Data Systems Corp.                                                       2,487
    202,512    First Data Corp.                                                                    8,129
     48,100    Fiserv, Inc.*                                                                       2,066
     88,600    Paychex, Inc.                                                                       2,883
     31,600    Sabre Holdings Corp. "A"                                                              631
     71,600    SunGard Data Systems, Inc.*                                                         2,518
                                                                                              ----------
                                                                                                  28,700
                                                                                              ----------
               DEPARTMENT STORES (0.7%)
     18,700    Dillard's, Inc. "A"                                                                   438
     41,300    Federated Dept. Stores, Inc.                                                        3,026
     67,600    J.C. Penney Co., Inc.                                                               3,554
     79,100    Kohl's Corp.*                                                                       4,422
     73,200    May Department Stores Co.                                                           2,940
     33,200    Nordstrom, Inc.                                                                     2,257
     24,085    Sears Holdings Corp.*                                                               3,610
                                                                                              ----------
                                                                                                  20,247
                                                                                              ----------
               DISTILLERS & VINTNERS (0.1%)
     27,000    Brown-Forman Corp. "B"                                                              1,632
                                                                                              ----------
               DISTRIBUTORS (0.1%)
     38,300    Genuine Parts Co.                                                                   1,574
                                                                                              ----------
               DIVERSIFIED BANKS (3.9%)
    999,820    Bank of America Corp.                                                              45,602
     45,600    Comerica, Inc.                                                                      2,636

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
    465,100    U.S. Bancorp                                                                   $   13,581
    396,102    Wachovia Corp.                                                                     19,646
    417,800    Wells Fargo & Co.                                                                  25,728
                                                                                              ----------
                                                                                                 107,193
                                                                                              ----------
               DIVERSIFIED CHEMICALS (1.0%)
     18,700    Ashland, Inc.                                                                       1,344
    234,800    Dow Chemical Co.                                                                   10,456
    243,700    E.I. du Pont de Nemours & Co.                                                      10,481
     19,300    Eastman Chemical Co.                                                                1,064
     27,800    Engelhard Corp.                                                                       794
     24,800    Hercules, Inc.*                                                                       351
     39,800    PPG Industries, Inc.                                                                2,498
                                                                                              ----------
                                                                                                  26,988
                                                                                              ----------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.3%)
    265,610    Cendant Corp.                                                                       5,942
     36,500    Cintas Corp.                                                                        1,409
     31,400    Equifax, Inc.                                                                       1,121
                                                                                              ----------
                                                                                                   8,472
                                                                                              ----------
               DIVERSIFIED METALS & MINING (0.1%)
     43,500    Freeport-McMoRan Copper & Gold, Inc. "B"                                            1,628
     22,700    Phelps Dodge Corp.                                                                  2,100
                                                                                              ----------
                                                                                                   3,728
                                                                                              ----------
               DRUG RETAIL (0.6%)
    193,600    CVS Corp.                                                                           5,628
    252,200    Walgreen Co.                                                                       11,599
                                                                                              ----------
                                                                                                  17,227
                                                                                              ----------
               EDUCATION SERVICES (0.1%)
     42,400    Apollo Group, Inc. "A"*                                                             3,317
                                                                                              ----------
               ELECTRIC UTILITIES (2.1%)
     36,600    Allegheny Energy, Inc.*                                                               923
     44,800    Ameren Corp.                                                                        2,477
     97,300    American Electric Power Co.                                                         3,587
     63,200    CenterPoint Energy, Inc.                                                              835
     48,000    Cinergy Corp.                                                                       2,151
     64,300    Consolidated Edison, Inc.                                                           3,012
     40,400    DTE Energy Co.                                                                      1,890
     80,400    Edison International                                                                3,260
     56,100    Entergy Corp.                                                                       4,238

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
    166,100    Exelon Corp.                                                                   $    8,526
     81,350    FirstEnergy Corp.                                                                   3,914
     90,900    FPL Group, Inc.                                                                     3,823
     93,200    PG&E Corp.                                                                          3,499
     25,100    Pinnacle West Capital Corp.                                                         1,116
     46,800    PPL Corp.                                                                           2,779
     62,600    Progress Energy, Inc.                                                               2,832
    189,600    Southern Co.                                                                        6,573
     42,700    TECO Energy, Inc.                                                                     808
     93,800    Xcel Energy, Inc.                                                                   1,831
                                                                                              ----------
                                                                                                  58,074
                                                                                              ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
     49,000    American Power Conversion Corp.                                                     1,156
     23,000    Cooper Industries, Inc. "A"                                                         1,470
    100,800    Emerson Electric Co.                                                                6,313
     42,900    Rockwell Automation, Inc.                                                           2,089
                                                                                              ----------
                                                                                                  11,028
                                                                                              ----------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
    109,800    Agilent Technologies, Inc.*                                                         2,528
     51,500    Symbol Technologies, Inc.                                                             508
     18,700    Tektronix, Inc.                                                                       435
                                                                                              ----------
                                                                                                   3,471
                                                                                              ----------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
     49,100    Jabil Circuit, Inc.*                                                                1,509
     48,500    Molex, Inc.                                                                         1,263
    123,300    Sanmina-SCI Corp.*                                                                    675
    233,100    Solectron Corp.*                                                                      883
                                                                                              ----------
                                                                                                   4,330
                                                                                              ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     71,900    Allied Waste Industries, Inc.*                                                        570
    134,900    Waste Management, Inc.                                                              3,823
                                                                                              ----------
                                                                                                   4,393
                                                                                              ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     67,661    Monsanto Co.                                                                        4,254
                                                                                              ----------
               FOOD DISTRIBUTORS (0.2%)
    152,400    Sysco Corp.                                                                         5,515
                                                                                              ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               FOOD RETAIL (0.3%)
     93,300    Albertson's, Inc.                                                              $    1,929
    177,200    Kroger Co.*                                                                         3,372
    106,400    Safeway, Inc.                                                                       2,404
     34,600    SUPERVALU, Inc.                                                                     1,128
                                                                                              ----------
                                                                                                   8,833
                                                                                              ----------
               FOOTWEAR (0.2%)
     56,100    NIKE, Inc. "B"                                                                      4,858
     14,900    Reebok International Ltd.                                                             623
                                                                                              ----------
                                                                                                   5,481
                                                                                              ----------
               FOREST PRODUCTS (0.2%)
     29,200    Louisiana-Pacific Corp.                                                               718
     62,000    Weyerhaeuser Co.                                                                    3,946
                                                                                              ----------
                                                                                                   4,664
                                                                                              ----------
               GAS UTILITIES (0.2%)
     42,300    Keyspan Corp.                                                                       1,722
     13,200    NICOR, Inc.                                                                           543
     61,800    NiSource, Inc.                                                                      1,528
      8,000    Peoples Energy Corp.                                                                  348
                                                                                              ----------
                                                                                                   4,141
                                                                                              ----------
               GENERAL MERCHANDISE STORES (0.6%)
     26,100    Big Lots, Inc.*                                                                       346
     76,400    Dollar General Corp.                                                                1,555
     42,800    Family Dollar Stores, Inc.                                                          1,117
    219,100    Target Corp.                                                                       11,921
                                                                                              ----------
                                                                                                  14,939
                                                                                              ----------
               GOLD (0.2%)
    110,700    Newmont Mining Corp.                                                                4,321
                                                                                              ----------
               HEALTH CARE DISTRIBUTORS (0.4%)
     23,859    AmerisourceBergen Corp.                                                             1,650
    105,415    Cardinal Health, Inc.                                                               6,070
     69,500    McKesson Corp.                                                                      3,113
                                                                                              ----------
                                                                                                  10,833
                                                                                              ----------
               HEALTH CARE EQUIPMENT (2.1%)
    156,900    Baxter International, Inc.                                                          5,821
     61,400    Becton, Dickinson & Co.                                                             3,222

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
     64,700    Biomet, Inc.                                                                   $    2,241
    189,300    Boston Scientific Corp.*                                                            5,111
     23,200    C.R. Bard, Inc.                                                                     1,543
     26,900    Fisher Scientific International, Inc.*                                              1,746
     80,300    Guidant Corp.                                                                       5,404
     36,360    Hospira, Inc.*                                                                      1,418
    297,900    Medtronic, Inc.                                                                    15,428
     31,700    PerkinElmer, Inc.                                                                     599
     86,600    St. Jude Medical, Inc.*                                                             3,777
     96,600    Stryker Corp.                                                                       4,594
     41,400    Thermo Electron Corp.*                                                              1,113
     27,600    Waters Corp.*                                                                       1,026
     58,900    Zimmer Holdings, Inc.*                                                              4,486
                                                                                              ----------
                                                                                                  57,529
                                                                                              ----------
               HEALTH CARE FACILITIES (0.4%)
    102,900    HCA, Inc.                                                                           5,831
     60,600    Health Management Associates, Inc. "A"                                              1,587
     21,800    Manor Care, Inc.                                                                      866
    115,100    Tenet Healthcare Corp.*                                                             1,409
                                                                                              ----------
                                                                                                   9,693
                                                                                              ----------
               HEALTH CARE SERVICES (0.6%)
    115,300    Caremark Rx, Inc.*                                                                  5,133
     39,000    Express Scripts, Inc.*                                                              1,949
     57,200    IMS Health, Inc.                                                                    1,417
     32,800    Laboratory Corporation of America Holdings*                                         1,637
     66,283    Medco Health Solutions, Inc.*                                                       3,537
     47,080    Quest Diagnostics, Inc.                                                             2,508
                                                                                              ----------
                                                                                                  16,181
                                                                                              ----------
               HEALTH CARE SUPPLIES (0.1%)
     14,400    Bausch & Lomb, Inc.                                                                 1,195
     10,900    Millipore Corp.*                                                                      619
                                                                                              ----------
                                                                                                   1,814
                                                                                              ----------
               HOME ENTERTAINMENT SOFTWARE (0.2%)
     75,800    Electronic Arts, Inc.*                                                              4,291
                                                                                              ----------
               HOME FURNISHINGS (0.0%)(e)
     44,600    Leggett & Platt, Inc.                                                               1,185
                                                                                              ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               HOME IMPROVEMENT RETAIL (1.2%)
    540,200    Home Depot, Inc.                                                               $   21,014
    189,000    Lowe's Companies, Inc.                                                             11,003
     32,400    Sherwin-Williams Co.                                                                1,526
                                                                                              ----------
                                                                                                  33,543
                                                                                              ----------
               HOMEBUILDING (0.2%)
     32,400    Centex Corp.                                                                        2,290
     22,000    KB Home                                                                             1,677
     28,600    Pulte Homes, Inc.                                                                   2,409
                                                                                              ----------
                                                                                                   6,376
                                                                                              ----------
               HOMEFURNISHING RETAIL (0.1%)
     72,300    Bed Bath & Beyond, Inc.*                                                            3,021
                                                                                              ----------
               HOTELS, RESORTS, & CRUISE LINES (0.6%)
    131,900    Carnival Corp.                                                                      7,195
     84,200    Hilton Hotels Corp.                                                                 2,008
     53,200    Marriott International, Inc. "A"                                                    3,630
     53,800    Starwood Hotels & Resorts Worldwide, Inc.                                           3,151
                                                                                              ----------
                                                                                                  15,984
                                                                                              ----------
               HOUSEHOLD APPLIANCES (0.2%)
     17,500    Black & Decker Corp.                                                                1,572
     17,500    Maytag Corp.                                                                          274
     12,800    Snap-On, Inc.                                                                         439
     19,800    Stanley Works                                                                         902
     18,100    Whirlpool Corp.                                                                     1,269
                                                                                              ----------
                                                                                                   4,456
                                                                                              ----------
               HOUSEHOLD PRODUCTS (1.8%)
     35,700    Clorox Co.                                                                          1,989
    133,400    Colgate-Palmolive Co.                                                               6,658
    120,400    Kimberly-Clark Corp.                                                                7,536
    620,690    Procter & Gamble Co.                                                               32,741
                                                                                              ----------
                                                                                                  48,924
                                                                                              ----------
               HOUSEWARES & SPECIALTIES (0.2%)
     34,200    Fortune Brands, Inc.                                                                3,037
     70,500    Newell Rubbermaid, Inc.                                                             1,681
                                                                                              ----------
                                                                                                   4,718
                                                                                              ----------

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USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
     30,100    Monster Worldwide, Inc.*                                                       $      863
     43,700    Robert Half International, Inc.                                                     1,091
                                                                                              ----------
                                                                                                   1,954
                                                                                              ----------
               HYPERMARKETS & SUPER CENTERS (1.7%)
    119,400    Costco Wholesale Corp.                                                              5,351
    834,600    Wal-Mart Stores, Inc.(c)                                                           40,228
                                                                                              ----------
                                                                                                  45,579
                                                                                              ----------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
    162,000    AES Corp.*                                                                          2,654
    103,200    Calpine Corp.*                                                                        351
     40,600    Constellation Energy Group, Inc.                                                    2,342
    233,200    Duke Energy Corp.                                                                   6,933
     84,921    Dynegy, Inc. "A"*                                                                     413
     60,000    TXU Corp.                                                                           4,985
                                                                                              ----------
                                                                                                  17,678
                                                                                              ----------
               INDUSTRIAL CONGLOMERATES (4.5%)
    189,000    3M Co.                                                                             13,665
  2,617,300    General Electric Co.(c)                                                            90,689
     32,200    Textron, Inc.                                                                       2,442
    501,800    Tyco International Ltd.                                                            14,653
                                                                                              ----------
                                                                                                 121,449
                                                                                              ----------
               INDUSTRIAL GASES (0.3%)
     52,900    Air Products & Chemicals, Inc.                                                      3,190
     78,800    Praxair, Inc.                                                                       3,672
                                                                                              ----------
                                                                                                   6,862
                                                                                              ----------
               INDUSTRIAL MACHINERY (0.8%)
     72,200    Danaher Corp.                                                                       3,779
     47,200    Dover Corp.                                                                         1,717
     33,600    Eaton Corp.                                                                         2,013
     68,900    Illinois Tool Works, Inc.                                                           5,490
     40,300    Ingersoll-Rand Co., Ltd. "A"                                                        2,875
     22,500    ITT Industries, Inc.                                                                2,197
     27,100    Pall Corp.                                                                            823
     30,000    Parker-Hannifin Corp.                                                               1,860
                                                                                              ----------
                                                                                                  20,754
                                                                                              ----------

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USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               INSURANCE BROKERS (0.2%)
     78,900    Aon Corp.                                                                      $    1,976
    128,200    Marsh & McLennan Companies, Inc.                                                    3,551
                                                                                              ----------
                                                                                                   5,527
                                                                                              ----------
               INTEGRATED OIL & GAS (5.7%)
     22,500    Amerada Hess Corp.                                                                  2,397
    522,930    ChevronTexaco Corp.                                                                29,242
    341,108    ConocoPhillips                                                                     19,610
  1,576,500    Exxon Mobil Corp.(c)                                                               90,601
     88,600    Marathon Oil Corp.                                                                  4,729
     99,600    Occidental Petroleum Corp.                                                          7,662
                                                                                              ----------
                                                                                                 154,241
                                                                                              ----------
               INTEGRATED TELECOMMUNICATION SERVICES (2.8%)
     79,700    ALLTEL Corp.                                                                        4,964
    200,980    AT&T Corp.                                                                          3,827
    460,000    BellSouth Corp.                                                                    12,222
     31,400    CenturyTel, Inc.                                                                    1,087
     83,600    Citizens Communications Co.                                                         1,124
    412,200    Qwest Communications International, Inc.*                                           1,529
    825,500    SBC Communications, Inc.                                                           19,606
    365,550    Sprint Corp.                                                                        9,172
    680,100    Verizon Communications, Inc.                                                       23,497
                                                                                              ----------
                                                                                                  77,028
                                                                                              ----------
               INTERNET RETAIL (0.4%)
    296,200    eBay, Inc.*                                                                         9,778
                                                                                              ----------
               INTERNET SOFTWARE & SERVICES (0.4%)
    321,500    Yahoo!, Inc.*                                                                      11,140
                                                                                              ----------
               INVESTMENT BANKING & BROKERAGE (1.9%)
     26,800    Bear Stearns Companies, Inc.                                                        2,786
    291,300    Charles Schwab Corp.                                                                3,286
     98,500    E*TRADE Financial Corp.*                                                            1,378
    109,300    Goldman Sachs Group, Inc.                                                          11,151
     66,000    Lehman Brothers Holdings, Inc.                                                      6,552
    227,200    Merrill Lynch & Co., Inc.                                                          12,498
    275,000    Morgan Stanley                                                                     14,429
                                                                                              ----------
                                                                                                  52,080
                                                                                              ----------

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USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               IT CONSULTING & OTHER SERVICES (0.0%)(e)
     73,600    Unisys Corp.*                                                                  $      466
                                                                                              ----------
               LEISURE PRODUCTS (0.0%)(e)
     23,900    Brunswick Corp.                                                                     1,035
     38,800    Hasbro, Inc.                                                                          807
    105,900    Mattel, Inc.                                                                        1,938
                                                                                              ----------
                                                                                                   3,780
                                                                                              ----------
               LIFE & HEALTH INSURANCE (1.0%)
    124,100    AFLAC, Inc.                                                                         5,371
     31,700    Jefferson-Pilot Corp.                                                               1,598
     40,900    Lincoln National Corp.                                                              1,919
    183,700    MetLife, Inc.                                                                       8,256
    132,600    Prudential Financial, Inc.                                                          8,707
     25,500    Torchmark Corp.                                                                     1,331
     67,600    UnumProvident Corp.                                                                 1,238
                                                                                              ----------
                                                                                                  28,420
                                                                                              ----------
               MANAGED HEALTH CARE (1.4%)
     71,500    Aetna, Inc.                                                                         5,922
     32,000    CIGNA Corp.                                                                         3,425
     40,200    Humana, Inc.*                                                                       1,598
    315,400    UnitedHealth Group, Inc.                                                           16,445
    147,364    WellPoint, Inc.*                                                                   10,262
                                                                                              ----------
                                                                                                  37,652
                                                                                              ----------
               METAL & GLASS CONTAINERS (0.1%)
     30,500    Ball Corp.                                                                          1,097
     32,800    Pactiv Corp.*                                                                         708
                                                                                              ----------
                                                                                                   1,805
                                                                                              ----------
               MOTORCYCLE MANUFACTURERS (0.1%)
     74,100    Harley-Davidson, Inc.                                                               3,675
                                                                                              ----------
               MOVIES & ENTERTAINMENT (2.0%)
    702,800    News Corp. "A"                                                                     11,371
  1,129,800    Time Warner, Inc.*                                                                 18,879
    398,200    Viacom, Inc. "B"                                                                   12,750
    497,400    Walt Disney Co.                                                                    12,525
                                                                                              ----------
                                                                                                  55,525
                                                                                              ----------

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USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               MULTI-LINE INSURANCE (1.7%)
    642,149    American International Group, Inc.                                             $   37,309
     71,700    Hartford Financial Services Group, Inc.                                             5,362
     39,000    Loews Corp.                                                                         3,022
                                                                                              ----------
                                                                                                  45,693
                                                                                              ----------
               MULTI-UTILITIES (0.5%)
     54,800    CMS Energy Corp.*                                                                     825
     85,700    Dominion Resources, Inc. of Virginia                                                6,290
     55,400    Public Service Enterprise Group, Inc.                                               3,369
     57,000    Sempra Energy                                                                       2,355
                                                                                              ----------
                                                                                                  12,839
                                                                                              ----------
               OFFICE ELECTRONICS (0.1%)
    224,100    Xerox Corp.*                                                                        3,090
                                                                                              ----------
               OFFICE SERVICES & SUPPLIES (0.1%)
     25,400    Avery Dennison Corp.                                                                1,345
     55,200    Pitney Bowes, Inc.                                                                  2,404
                                                                                              ----------
                                                                                                   3,749
                                                                                              ----------
               OIL & GAS DRILLING (0.4%)
     36,200    Nabors Industries Ltd.*                                                             2,195
     36,000    Noble Corp.                                                                         2,214
     30,500    Rowan Companies, Inc.                                                                 906
     81,100    Transocean, Inc.*                                                                   4,377
                                                                                              ----------
                                                                                                   9,692
                                                                                              ----------
               OIL & GAS EQUIPMENT & SERVICES (0.9%)
     78,800    Baker Hughes, Inc.                                                                  4,031
     38,100    BJ Services Co.                                                                     2,000
    125,500    Halliburton Co.                                                                     6,001
     43,400    National Oilwell Varco, Inc.*                                                       2,063
    144,600    Schlumberger Ltd.                                                                  10,981
                                                                                              ----------
                                                                                                  25,076
                                                                                              ----------
               OIL & GAS EXPLORATION & PRODUCTION (1.3%)
     58,400    Anadarko Petroleum Corp.                                                            4,798
     81,900    Apache Corp.                                                                        5,291
     96,400    Burlington Resources, Inc.                                                          5,325
    121,500    Devon Energy Corp.                                                                  6,158
     56,900    EOG Resources, Inc.                                                                 3,232
     25,481    Kerr-McGee Corp.                                                                    1,944
     68,600    Unocal Corp.                                                                        4,462

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
     82,266    XTO Energy, Inc.                                                               $    2,796
                                                                                              ----------
                                                                                                  34,006
                                                                                              ----------
               OIL & GAS REFINING & MARKETING (0.3%)
     17,500    Sunoco, Inc.                                                                        1,990
     61,600    Valero Energy Corp.                                                                 4,873
                                                                                              ----------
                                                                                                   6,863
                                                                                              ----------
               OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    159,900    El Paso Corp.                                                                       1,842
     27,600    Kinder Morgan, Inc.                                                                 2,296
    143,344    Williams Companies, Inc.                                                            2,724
                                                                                              ----------
                                                                                                   6,862
                                                                                              ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (3.5%)
  1,293,000    Citigroup, Inc.(c)                                                                 59,775
    884,629    JPMorgan Chase & Co.                                                               31,245
     71,600    Principal Financial Group, Inc.                                                     3,000
                                                                                              ----------
                                                                                                  94,020
                                                                                              ----------
               PACKAGED FOODS & MEATS (1.0%)
     85,000    Campbell Soup Co.                                                                   2,615
    122,900    ConAgra Foods, Inc.                                                                 2,846
     88,400    General Mills, Inc.                                                                 4,136
     83,300    H.J. Heinz Co.                                                                      2,951
     53,400    Hershey Foods Corp.                                                                 3,316
     85,700    Kellogg Co.                                                                         3,809
     31,200    McCormick & Co., Inc.                                                               1,020
    184,500    Sara Lee Corp.                                                                      3,655
     49,600    Wm. Wrigley Jr. Co.                                                                 3,414
                                                                                              ----------
                                                                                                  27,762
                                                                                              ----------
               PAPER PACKAGING (0.1%)
     23,800    Bemis Co., Inc.                                                                       632
     21,800    Sealed Air Corp.*                                                                   1,085
     30,200    Temple-Inland, Inc.                                                                 1,122
                                                                                              ----------
                                                                                                   2,839
                                                                                              ----------
               PAPER PRODUCTS (0.2%)
     60,300    Georgia-Pacific Corp.                                                               1,918
    125,800    International Paper Co.                                                             3,800
     40,311    MeadWestVaco Corp.                                                                  1,130
                                                                                              ----------
                                                                                                   6,848
                                                                                              ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               PERSONAL PRODUCTS (0.6%)
     22,950    Alberto-Culver Co.                                                             $      994
    110,400    Avon Products, Inc.                                                                 4,179
    244,900    Gillette Co.                                                                       12,399
                                                                                              ----------
                                                                                                  17,572
                                                                                              ----------
               PHARMACEUTICALS (7.1%)
    389,100    Abbott Laboratories                                                                19,070
     31,300    Allergan, Inc.                                                                      2,668
    489,000    Bristol-Myers Squibb Co.                                                           12,215
    282,400    Eli Lilly & Co.                                                                    15,733
     87,100    Forest Laboratories, Inc.*                                                          3,384
    732,900    Johnson & Johnson, Inc.                                                            47,638
     53,900    King Pharmaceuticals, Inc.*                                                           562
    549,500    Merck & Co., Inc.                                                                  16,925
     62,600    Mylan Laboratories, Inc.                                                            1,204
  1,850,020    Pfizer, Inc.(c)                                                                    51,024
    370,200    Schering-Plough Corp.                                                               7,056
     24,300    Watson Pharmaceuticals, Inc.*                                                         718
    333,400    Wyeth                                                                              14,836
                                                                                              ----------
                                                                                                 193,033
                                                                                              ----------
               PHOTOGRAPHIC PRODUCTS (0.1%)
     74,100    Eastman Kodak Co.                                                                   1,990
                                                                                              ----------
               PROPERTY & CASUALTY INSURANCE (1.4%)
     67,300    ACE Ltd.                                                                            3,019
    169,200    Allstate Corp.                                                                     10,110
     28,200    AMBAC Financial Group, Inc.                                                         1,967
     49,000    Chubb Corp.                                                                         4,195
     39,579    Cincinnati Financial Corp.                                                          1,566
     35,700    MBIA, Inc.                                                                          2,117
     48,500    Progressive Corp.                                                                   4,792
     33,200    SAFECO Corp.                                                                        1,804
    167,907    St. Paul Companies, Inc.                                                            6,637
     32,600    XL Capital Ltd. "A"                                                                 2,426
                                                                                              ----------
                                                                                                  38,633
                                                                                              ----------
               PUBLISHING (0.5%)
     19,000    Dow Jones & Co., Inc.                                                                 674
     65,000    Gannett Co., Inc.                                                                   4,623

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
     18,000    Knight-Ridder, Inc.                                                            $    1,104
     95,300    McGraw-Hill Companies, Inc.                                                         4,217
     11,000    Meredith Corp.                                                                        540
     34,000    New York Times Co. "A"                                                              1,059
     75,500    Tribune Co.                                                                         2,656
                                                                                              ----------
                                                                                                  14,873
                                                                                              ----------
               RAILROADS (0.5%)
     95,000    Burlington Northern Santa Fe Corp.                                                  4,473
     52,800    CSX Corp.                                                                           2,252
    102,700    Norfolk Southern Corp.                                                              3,180
     61,100    Union Pacific Corp.                                                                 3,959
                                                                                              ----------
                                                                                                  13,864
                                                                                              ----------
               REAL ESTATE INVESTMENT TRUSTS (0.6%)
     28,000    Apartment Investment & Management Co. "A"                                           1,146
     43,800    Archstone-Smith Trust                                                               1,692
    100,800    Equity Office Properties Trust                                                      3,336
     74,800    Equity Residential Properties Trust                                                 2,754
     40,300    Plum Creek Timber Co., Inc.                                                         1,463
     42,300    ProLogis                                                                            1,702
     54,900    Simon Property Group, Inc.                                                          3,980
                                                                                              ----------
                                                                                                  16,073
                                                                                              ----------
               REGIONAL BANKS (1.9%)
     78,400    AmSouth Bancorp                                                                     2,038
    135,100    BB&T Corp.                                                                          5,400
     25,200    Compass Bancshares, Inc.                                                            1,134
    131,100    Fifth Third Bancorp                                                                 5,403
     28,700    First Horizon National Corp.                                                        1,211
     61,400    Huntington Bancshares, Inc.                                                         1,482
     94,600    KeyCorp                                                                             3,136
     26,300    M&T Bank Corp.                                                                      2,766
     50,800    Marshall & Ilsley Corp.                                                             2,258
    151,800    National City Corp.                                                                 5,179
    108,900    North Fork Bancorp, Inc.                                                            3,059
     73,500    PNC Financial Services Group                                                        4,003
    109,183    Regions Financial Corp.                                                             3,699
     86,000    SunTrust Banks, Inc.                                                                6,213
     67,400    Synovus Financial Corp.                                                             1,932
     23,700    Zions Bancorp                                                                       1,743
                                                                                              ----------
                                                                                                  50,656
                                                                                              ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               RESTAURANTS (0.7%)
     36,750    Darden Restaurants, Inc.                                                       $    1,212
    316,200    McDonald's Corp.                                                                    8,775
    100,200    Starbucks Corp.*                                                                    5,176
     26,500    Wendy's International, Inc.                                                         1,263
     69,200    Yum! Brands, Inc.                                                                   3,604
                                                                                              ----------
                                                                                                  20,030
                                                                                              ----------
               SEMICONDUCTOR EQUIPMENT (0.4%)
    398,500    Applied Materials, Inc.                                                             6,448
     50,100    KLA-Tencor Corp.                                                                    2,189
     37,700    Novellus Systems, Inc.*                                                               931
     49,600    Teradyne, Inc.*                                                                       594
                                                                                              ----------
                                                                                                  10,162
                                                                                              ----------
               SEMICONDUCTORS (2.9%)
     94,200    Advanced Micro Devices, Inc.*                                                       1,633
     95,500    Altera Corp.*                                                                       1,893
     89,300    Analog Devices, Inc.                                                                3,332
     68,100    Applied Micro Circuits Corp.*                                                         174
     73,600    Broadcom Corp. "A"*                                                                 2,614
     93,608    Freescale Semiconductor, Inc. "B"*                                                  1,983
  1,542,500    Intel Corp.                                                                        40,198
     78,300    Linear Technology Corp.                                                             2,873
     84,700    LSI Logic Corp.*                                                                      719
     83,700    Maxim Integrated Products, Inc.                                                     3,198
    144,100    Micron Technology, Inc.*                                                            1,471
     83,800    National Semiconductor Corp.                                                        1,846
     42,100    NVIDIA Corp.*                                                                       1,125
     38,100    PMC-Sierra, Inc.*                                                                     355
    430,300    Texas Instruments, Inc.                                                            12,078
     88,300    Xilinx, Inc.                                                                        2,252
                                                                                              ----------
                                                                                                  77,744
                                                                                              ----------
               SOFT DRINKS (1.8%)
    564,800    Coca-Cola Co.                                                                      23,581
     92,600    Coca-Cola Enterprises, Inc.                                                         2,038
     53,900    Pepsi Bottling Group, Inc.                                                          1,542
    418,600    PepsiCo, Inc.                                                                      22,575
                                                                                              ----------
                                                                                                  49,736
                                                                                              ----------
               SPECIALIZED CONSUMER SERVICES (0.1%)
     40,200    H&R Block, Inc.                                                                     2,346
                                                                                              ----------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               SPECIALIZED FINANCE (0.2%)
     54,500    CIT Group, Inc.                                                                $    2,342
     72,200    Moody's Corp.                                                                       3,246
                                                                                              ----------
                                                                                                   5,588
                                                                                              ----------
               SPECIALTY CHEMICALS (0.2%)
     58,100    Ecolab, Inc.                                                                        1,880
     15,600    Great Lakes Chemical Corp.                                                            491
     21,800    International Flavors & Fragrances, Inc.                                              790
     49,900    Rohm & Haas Co.                                                                     2,312
     19,200    Sigma-Aldrich Corp.                                                                 1,076
                                                                                              ----------
                                                                                                   6,549
                                                                                              ----------
               SPECIALTY STORES (0.3%)
     75,500    Office Depot, Inc.*                                                                 1,724
     23,100    OfficeMax, Inc.                                                                       688
    186,900    Staples, Inc.                                                                       3,985
     30,900    Tiffany & Co.                                                                       1,012
     54,700    Toys "R" Us, Inc.*                                                                  1,449
                                                                                              ----------
                                                                                                   8,858
                                                                                              ----------
               STEEL (0.1%)
     24,300    Allegheny Technologies, Inc.                                                          536
     39,200    Nucor Corp.                                                                         1,788
     28,600    United States Steel Corp.                                                             983
                                                                                              ----------
                                                                                                   3,307
                                                                                              ----------
               SYSTEMS SOFTWARE (3.4%)
    120,300    Adobe Systems, Inc.                                                                 3,443
     51,300    BMC Software, Inc.*                                                                   921
    133,800    Computer Associates International, Inc.                                             3,677
  2,498,200    Microsoft Corp.(c)                                                                 62,055
     84,500    Novell, Inc.*                                                                         524
  1,119,100    Oracle Corp.*                                                                      14,772
    178,500    Symantec Corp.*                                                                     3,880
    107,000    VERITAS Software Corp.*                                                             2,611
                                                                                              ----------
                                                                                                  91,883
                                                                                              ----------
               THRIFTS & MORTGAGE FINANCE (1.7%)
    140,598    Countrywide Financial Corp.                                                         5,428
    241,400    Fannie Mae                                                                         14,098
    169,800    Freddie Mac                                                                        11,076
     72,300    Golden West Financial Corp.                                                         4,655

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
     24,000    MGIC Investment Corp.                                                          $    1,565
     84,951    Sovereign Bancorp, Inc.                                                             1,898
    215,000    Washington Mutual, Inc.                                                             8,748
                                                                                              ----------
                                                                                                  47,468
                                                                                              ----------
               TIRES & RUBBER (0.0%)(e)
     16,500    Cooper Tire & Rubber Co.                                                              306
     39,200    Goodyear Tire & Rubber Co.*                                                           584
                                                                                              ----------
                                                                                                     890
                                                                                              ----------
               TOBACCO (1.4%)
    509,400    Altria Group, Inc.                                                                 32,938
     28,400    Reynolds American, Inc.                                                             2,238
     36,600    UST, Inc.                                                                           1,671
                                                                                              ----------
                                                                                                  36,847
                                                                                              ----------
               TRADING COMPANIES & DISTRIBUTORS (0.0%)(e)
     23,300    W.W. Grainger, Inc.                                                                 1,277
                                                                                              ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    282,200    Nextel Communications, Inc. "A"*                                                    9,118
                                                                                              ----------
               Total common stocks (cost: $2,453,724)                                          2,696,653
                                                                                              ----------
               MONEY MARKET INSTRUMENTS (0.7%)

               MONEY MARKET FUND (0.6%)
               ------------------------

 14,824,102    Northern Institutional Funds - Diversified Assets Portfolio, 2.89% (a,f)           14,824
                                                                                              ----------
  PRINCIPAL
     AMOUNT
      (000)
-----------
               OTHER (0.1%)
               ------------
     $3,350    U.S. Treasury Bill, 2.84%, 7/14/2005 (b,d)                                          3,347
                                                                                              ----------
               Total money market instruments (cost: $18,171)                                     18,171
                                                                                              ----------

               TOTAL INVESTMENTS (COST: $2,471,895)                                           $2,714,824
                                                                                              ==========

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the money market fund annualized seven-day yield at June 30, 2005.

         (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

         (c) Security, or a portion thereof, is segregated to cover the value of open futures contracts.

         (d) Security is segregated as collateral for margin requirements on open futures contracts.

         (e) Represents less than 0.1% of net assets.

         (f) Northern Trust Investments, N.A. (NTI) is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

         * Non-income-producing security for the 12 months preceding June 30, 2005.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

ASSETS
   Investment in securities, at market value (identified cost
      of $2,471,895)                                                                $2,714,824
   Receivables:
      Capital shares sold                                                                1,922
      Dividends and interest                                                             3,268
      USAA Investment Management Company (Note 7D)                                          14
      Other                                                                                  4
                                                                                    ----------
         Total assets                                                                2,720,032
                                                                                    ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                            2,644
   Accrued management fees                                                                 360
   Accrued transfer agent's fees                                                            14
   Other accrued expenses and accounts payable                                              58
   Variation margin                                                                        129
                                                                                    ----------
         Total liabilities                                                               3,205
                                                                                    ----------
            Net assets applicable to capital shares outstanding                     $2,716,827
                                                                                    ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $2,715,095
   Accumulated undistributed net investment income                                         836
   Accumulated net realized loss on investments and futures contracts                 (241,888)
   Net unrealized appreciation on investments and futures contracts                    242,784
                                                                                    ----------
            Net assets applicable to capital shares outstanding                     $2,716,827
                                                                                    ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $2,218,167 / 124,262 shares
         outstanding; 375,000 authorized shares of $.01 par value)                  $    17.85
                                                                                    ==========
      Reward Shares (net assets of $498,660 / 27,930 shares
         outstanding; 350,000 authorized shares of $.01 par value)                  $    17.85
                                                                                    ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA S&P 500 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                         $ 23,964
   Interest                                                                               471
                                                                                     --------
       Total income                                                                    24,435
                                                                                     --------
EXPENSES
   Management fees                                                                      1,332
   Administration and servicing fees                                                      799
   Transfer agent fees:
      Member Shares                                                                     1,432
      Reward Shares                                                                        27
   Postage:
      Member Shares                                                                       238
      Reward Shares                                                                         4
   Shareholder reporting fees:
      Member Shares                                                                        40
      Reward Shares                                                                         1
   Registration fees:
      Member Shares                                                                        21
      Reward Shares                                                                        15
   Custody and accounting fees:                                                             7
      Member Shares                                                                        14
      Reward Shares                                                                         1
   Professional fees                                                                       71
   Directors' fees                                                                          3
   Other                                                                                   37
                                                                                     --------
       Total expenses                                                                   4,042

   Expenses paid indirectly:
      Member Shares                                                                        (5)
   Expenses reimbursed:
      Member Shares                                                                    (1,509)
      Reward Shares                                                                      (233)
                                                                                     --------
       Net expenses                                                                     2,295
                                                                                     --------
NET INVESTMENT INCOME                                                                  22,140
                                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS
   Net realized loss from investment transactions                                      (3,164)
   Net realized gain from futures transactions                                            510
   Change in net unrealized appreciation/depreciation of:
     Investments                                                                      (41,689)
     Futures contracts                                                                   (978)
                                                                                     --------
       Net realized and unrealized loss on investments and futures contracts          (45,321)
                                                                                     --------
Decrease in net assets from operations                                               $(23,181)
                                                                                     ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA S&P 500 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2004

                                                                 6/30/2005        12/31/2004
                                                                ----------------------------
FROM OPERATIONS
   Net investment income                                        $   22,140        $   43,339
   Net realized loss from investment and
      futures transactions                                          (2,654)           (1,786)
   Change in net unrealized appreciation/depreciation
      of investments and futures contracts                         (42,667)          214,428
                                                                ----------------------------
      Increase (decrease) in net assets from operations            (23,181)          255,981
                                                                ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
      Member Shares                                                (17,416)          (35,447)
      Reward Shares                                                 (3,970)           (7,810)
                                                                ----------------------------
         Total distributions of net investment income              (21,386)          (43,257)
                                                                ----------------------------
            Net increase in net assets from capital
               share transactions                                   52,289           141,333
                                                                ----------------------------
   Net increase in net assets                                        7,722           354,057

NET ASSETS
      Beginning of period                                        2,709,105         2,355,048
                                                                ----------------------------
      End of period                                             $2,716,827        $2,709,105
                                                                ============================
   Accumulated undistributed net investment income
      End of period                                             $      836        $       82
                                                                ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA S&P 500 Index Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A.
         (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

         The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                1. Equity securities, except as otherwise noted, traded
                   primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                   price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                2. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value
                   (NAV) at the end of each business day.

                3. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                4. Futures contracts are valued at the last quoted sales price.

                5. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                   securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

             C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

             E. EXPENSES PAID INDIRECTLY - Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended June 30, 2005, these bank credits reduced the expenses of the Member Shares and Reward Shares by $5,000 and less than $500, respectively.

             F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

             G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended June 30, 2005, the Fund paid CAPCO facility fees of $5,000, which represents 9.1% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the six-month period ended June 30, 2005.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2004, the Fund had capital loss carryovers of $226,357,000, for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2009 and 2012, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                                CAPITAL LOSS CARRYOVERS
                      --------------------------------------------
                       EXPIRES                          BALANCE
                      ---------                      ------------
                        2009                         $  7,792,000
                        2010                          216,747,000
                        2011                              344,000
                        2012                            1,474,000
                                                     ------------
                                          Total      $226,357,000
                                                     ============

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended June 30, 2005, were $95,552,000 and $26,703,000, respectively.

         The cost of securities, including short-term securities, at June 30, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of June 30, 2005, were $543,116,000 and $300,187,000, respectively, resulting in net unrealized appreciation of $242,929,000.

(5) FUTURES CONTRACTS
--------------------------------------------------------------------------------

         A summary of obligations under these financial instruments at June 30, 2005, is as follows:

                                                                           MARKET           UNREALIZED
TYPE OF FUTURE          EXPIRATION        CONTRACTS       POSITION          VALUE          DEPRECIATION
-------------------------------------------------------------------------------------------------------
S&P 500 Index
   Futures          September 16, 2005       70             Long         $20,921,000        $(145,000)

         At June 30, 2005, U.S. Treasury securities with a value of $3,347,000 were segregated as collateral for margin requirements on open futures contracts.

(6) CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

         At June 30, 2005, there were 725,000,000 shares of $0.01 par value capital stock authorized for the Fund, designated as Member Shares and Reward Shares. Authorized shares for the Member Shares and Reward Shares were 375,000,000 and 350,000,000, respectively.

         Capital share transactions were as follows, in thousands:

                                                                   SIX-MONTH
                                                                  PERIOD ENDED                 YEAR ENDED
                                                                   6/30/2005                   12/31/2004
                                                           ----------------------------------------------------
                                                            SHARES           AMOUNT      SHARES          AMOUNT
                                                           ----------------------------------------------------
MEMBER SHARES:
   Shares sold                                              11,785        $ 209,698      26,047       $ 443,485
   Shares issued from reinvested dividends                     941           16,697       1,952          33,970
   Shares redeemed                                         (11,357)        (202,517)    (23,132)       (393,131)
                                                           ----------------------------------------------------
   Net increase from capital share transactions              1,369        $  23,878       4,867       $  84,324
                                                           ====================================================
REWARD SHARES:
   Shares sold                                               3,736        $  66,734      11,410       $ 193,462
   Shares issued from reinvested dividends                     210            3,730         400           6,956
   Shares redeemed                                          (2,358)         (42,053)     (8,442)       (143,409)
                                                           ----------------------------------------------------
   Net increase from capital share transactions              1,588        $  28,411       3,368       $  57,009
                                                           ====================================================

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended June 30, 2005, the Fund incurred management fees, paid or payable to the Manager, of $1,332,000.

             B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the six-month period ended June 30, 2005, the Manager incurred subadvisory fees, paid or payable to NTI, of $208,000.

46

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                NTI is an affiliate of The Northern Trust Company, the Fund's custodian.

             C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets. For the six-month period ended June 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $799,000.

             D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Member Shares and the Reward Shares to 0.19% and 0.09%, respectively, of their annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This agreement may be modified or terminated at any time. For the six-month period ended June 30, 2005, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $1,497,000 and $230,000, respectively.

                In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the six-month period ended June 30, 2005, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $12,000 and $3,000, respectively.

             E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $20 per shareholder account, plus out-of-pocket

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,459,000.

             F. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

             G. ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is waived on accounts with balances of $10,000 or more.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS - MEMBER SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                               JUNE 30,                                 YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                   2005             2004             2003             2002             2001               2000
                             -------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value at
  beginning of period        $    18.15       $    16.70       $    13.22       $    17.26       $    19.91         $    22.92
                             -------------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .15              .29              .21              .21              .21                .23
  Net realized and
     unrealized gain (loss)
     on investments and
     futures transactions          (.31)            1.45             3.48            (4.04)           (2.62)             (2.33)
                             -------------------------------------------------------------------------------------------------
Total from investment
  operations                       (.16)            1.74             3.69            (3.83)           (2.41)             (2.10)
                             -------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.14)            (.29)            (.21)            (.21)            (.21)              (.24)
  Realized capital gains              -                -                -                -             (.03)              (.67)
                             -------------------------------------------------------------------------------------------------
Total distributions                (.14)            (.29)            (.21)            (.21)            (.24)              (.91)
                             -------------------------------------------------------------------------------------------------
Net asset value at
  end of period              $    17.85       $    18.15       $    16.70       $    13.22       $    17.26         $    19.91
                             =================================================================================================
Total return(%)*                   (.87)           10.51            28.15           (22.25)          (12.09)             (9.27)
SUPPLEMENTAL DATA AND
  RATIOS
Net assets at
  end of period (000)        $2,218,167       $2,230,916       $1,971,339       $1,419,537       $2,902,151         $2,985,505
Ratios to average
  net assets:**
  Expenses(%)(i)                    .19(a,j)         .30(a,b)         .33(b,c)         .23(c,d)         .18(d,e,h)         .18(e,h)
  Expenses, excluding
     reimbursements(%)(i)           .33(j)           .33              .36              .32              .19(h)             .18(h)
  Net investment income(%)         1.64(j)          1.71             1.47             1.33             1.19               1.06
Portfolio turnover(%)              1.00             3.02              .70                9(g)            14(f)              28(f)

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period; does not reflect $10 annual account maintenance fee.
 ** For the six-month period ended June 30, 2005, average net assets were
    $2,208,937,000.
(a) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their annual average net assets.
(b) Effective May 1, 2003, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.35% of their annual average net assets through September 30, 2004.
(c) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.27% of their annual average net assets through April 30, 2003.
(d) Effective August 13, 2001, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.18% of its annual average net assets through April 30, 2002.
(e) Effective May 6, 1998, through August 12, 2001, the Manager was contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the Equity 500 Index Portfolio (the Portfolio) did not exceed 0.18% of the Fund's annual average net assets.
(f) Represents the portfolio turnover rate of the Portfolio for years prior to 2001. For 2001, the turnover rate is based on the Fund's proportionate share of the Portfolio's purchases and sales of long-term investments through the date that the Fund operated in a master-feeder structure.
(g) Excludes in-kind redemptions.
(h) Includes expenses of the Portfolio through August 12, 2001, the date at which the Fund ceased to operate in a master-feeder structure and separated from the Portfolio.
(i) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Annualized. The ratio is not necessarily indicative of 12 months of operations.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - REWARD SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                     SIX-MONTH
                                                   PERIOD ENDED                                    PERIOD ENDED
                                                      JUNE 30,       YEAR ENDED DECEMBER 31,       DECEMBER 31,
                                                   ------------------------------------------------------------
                                                       2005              2004              2003            2002*
                                                   ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period             $  18.15          $  16.70          $  13.22        $  16.35
                                                   ------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                 .15               .32               .23             .21(a)
  Net realized and unrealized gain
     (loss) on investments and futures
     transactions                                      (.30)             1.44              3.49           (3.16)(a)
                                                   ------------------------------------------------------------
Total from investment operations                       (.15)             1.76              3.72           (2.95)(a)
                                                   ------------------------------------------------------------
Less distributions from:
  Net investment income                                (.15)             (.31)             (.24)           (.18)
                                                   ------------------------------------------------------------
Net asset value at end of period                   $  17.85          $  18.15          $  16.70        $  13.22
                                                   ============================================================
Total return(%)**                                      (.84)            10.67             28.36          (18.06)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period(000)                   $498,660          $478,189          $383,709        $245,675
Ratios to average net assets:***
  Expenses(%)(f)                                        .09(b,c)          .15(c,d)          .17(d)          .17(b,d)
  Expenses, excluding
     reimbursements (%)(f)                              .19(b)            .19               .22             .23(b)
  Net investment income (%)                            1.75(b)           1.88              1.62            1.54(b)
Portfolio turnover (%)                                 1.00              3.02               .70               9(e)

  * Reward Shares were initiated on May 1, 2002.
 ** Assumes reinvestment of all net investment income distributions during the period.
*** For the six-month period ended June 30, 2005, average net assets were
    $477,537,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their average annual net assets.
(d) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.17% of their average annual net assets through September 30, 2004.
(e) Excludes in-kind redemptions.
(f) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

50

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

         Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                      BEGINNING             ENDING            DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE      DECEMBER 1, 2005 -
                                   JANUARY 1, 2005       JUNE 30, 2005        JUNE 30, 2005
                                   -----------------------------------------------------------
MEMBER SHARES
Actual                                $1,000.00            $  991.30               $0.94
Hypothetical
   (5% return before expenses)         1,000.00             1,023.85                0.95

REWARD SHARES
Actual                                 1,000.00               991.60                0.44
Hypothetical
   (5% return before expenses)         1,000.00             1,024.35                0.45

         *Expenses are equal to the Fund's annualized expense ratios of 0.19% for Member Shares and 0.09% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's actual ending account values are based on its actual total returns of (0.87%) for Member Shares and (0.84%) for Reward Shares for the six-month period of January 1, 2005, through June 30, 2005.

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreement included certain types of information previously received at such quarterly meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the advisory fees and total expense ratios of each of the Member Shares and Reward Shares classes of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The expenses of each class of the Fund were compared to (i) a group of investment

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate for both Member Shares and Reward Shares -- which includes advisory and administrative services and the effects of any reimbursements -- was below the median of its expense universe and was the median of its expense group. The data indicated that the Fund's total expenses, after reimbursements, for Member Shares were above the median of its expense group and below the median of its expense universe, and that the Fund's total expenses for Reward Shares, after reimbursements, were below the median of its expense group and its expense universe. The Directors took into account the Manager's current undertakings to maintain the expense limitations for the Fund, which were not completely reflected in the comparative expense data as the current expense limitation did not go into effect until October 1, 2004. If the Fund's current expense caps for Member Shares and Reward Shares were reflected, total expenses for each Share class of the Fund would be below the median of its respective expense group and its respective expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the high level of correlation between the S&P 500 Index and the Fund, and the relatively low tracking error between the Fund and the S&P 500 Index and noted that they review such information on a quarterly basis. In addition, the Board noted the relatively small range of difference between the expenses of each class of the Fund and the other funds in its expense group. With respect to Member Shares, the Directors also took into account management's

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         discussion of the current size of the class and the potential effect of any growth on the Fund's fees and expenses. The Board also noted the level and method of computing the management fee. The Directors also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the average annual total return of each class of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of each class of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the performance of the Fund's Member Shares exceeded the average of its performance universe and was comparable to its Lipper index for the one-, three-, and five-year periods ended December 31, 2004, and that the performance of the Fund's Reward Shares exceeded the average of its performance universe and its Lipper index for the one-year period ended December 31, 2004. The Board also noted that the percentile performance ranking of the Fund's Member Shares was in the top 50% of its performance universe for both the one-and three-year periods ended December 31, 2004, and that the percentile performance ranking of the Fund's Reward Shares was in the top 50% of its performance universe for the one-year period ended December 31, 2004.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Directors noted that the Manager reimbursed a portion of its management fees to the Fund and also pays the subadvisory fees. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the contractual management fees of each class of the Fund are lower than the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board determined that the current investment management fee structure was reasonable. The Board also considered the effects of each class' growth and size on the class' performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is not unreasonable. Based on their conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Directors considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board noted that the Subadviser and its affiliates also provide accounting and custody

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         services to the Fund at no additional charge. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Directors noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Directors also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Directors noted that the fees under the Subadvisory Agreement were paid by the Manager, and that the Subadviser had agreed to reimburse the Fund for license fees paid to Standard & Poor's. The Directors also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser.

         As noted above, the Board considered the Fund's performance with respect to each class during the one-, three-, and five-year periods, as applicable, ended December 31, 2004, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board of Directors determined that approval of the Subadvisory Agreement with respect to the Fund would be in the interests of the Fund and its shareholders.

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64

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

             DIRECTORS       Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

         CUSTODIAN AND       The Northern Trust Company
      ACCOUNTING AGENT       50 S. LaSalle St.
                             Chicago, Illinois 60675

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       (800) 531-8181
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             (800) 531-8448

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       (800) 531-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

28651-0805                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    AUGUST 24, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    AUGUST 29, 2005
         ------------------------------


By:*     DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    AUGUST 29, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.